Investments - Short-term Investments - Additional information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Short-term Investments USD ($)	Dec. 31, 2013 Short-term Investments CNY	Dec. 31, 2012 Short-term Investments CNY	Dec. 31, 2011 Short-term Investments CNY
Schedule of Investments [Line Items]
Investment interest income	$ 216,156	1,308,542	866,465	418,201	$ 176,980	1,070,000	726,400	149,350